Supplement to the
Fidelity® Intermediate Bond Fund
June 27, 2001 Prospectus

Shareholder Meeting. On or about May 15, 2002, a meeting of shareholders of Fidelity Intermediate Bond Fund will be held to vote on various proposals. Shareholders of record on March 18, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

IBF-02-01 March 18, 2002
1.479312.104

Supplement to
the Fidelity®
Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund
June 27, 2001 Prospectus

Shareholder Meeting. On or about May 15, 2002, a meeting of shareholders of Fidelity Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund, and Fidelity Large Cap Stock Fund will be held to vote on various proposals. Shareholders of record on March 18, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the first bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Large Cap Stock Fund on page 4.

  Normally investing at least 80% of assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Index or the Standard & Poor's 500 Index (S&P 500)).

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Large Cap Stock Fund on page 11.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Index or the S&P 500. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index.

The new "Shareholder Notice" heading and the following information directly follows the Large Cap Stock Fund paragraph found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 13.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

SML-02-01 March 18, 2002
1.711115.110

Large Cap Stock Fund normally invests at least 80% of its assets in common stocks of companies with large market capitalizations.

Supplement to the
Fidelity® Small Cap Retirement Fund
June 27, 2001 Prospectus

Shareholder Meeting. On or about May 15, 2002, a meeting of shareholders of Fidelity Small Cap Retirement Fund will be held to vote on various proposals. Shareholders of record on March 18, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SMR-02-01 March 18, 2002
1.769904.100

Supplement to the
Spartan® 500 Index Fund
June 27, 2001
Prospectus

Shareholder Meeting. On or about May 15, 2002, a meeting of shareholders of Spartan 500 Index Fund will be held to vote on various proposals. Shareholders of record on March 18, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SMI-02-01 March 18, 2002
1.717989.111